11. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Federal Tax Expense (Benefit)	$ 3,653,739	$ 3,077,083	$ 2,457,099
Current State and Local Tax Expense (Benefit)	7,700	4,500	10,214
Current Income Tax Expense (Benefit)	3,661,439	3,081,583	2,467,313
Deferred Federal Income Tax Expense (Benefit)	252,359	24,348	272,131
Income Tax Expense (Benefit), Continuing Operations	$ 3,913,798	$ 3,105,931	$ 2,739,444